Financial Income, Net (Details) - Schedule of Financial Income, Net - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Financial Income, Net [Abstract]
Foreign currency exchange differences	$ 299	$ (1,379)	$ (972)	$ (3,652)
Interest income on short-term deposits	1,597	1,802	4,658	4,892
Other	(11)	(55)	(27)	(80)
Total financial income, net	$ 1,885	$ 368	$ 3,659	$ 1,160